Consolidated Statements of Changes in Equity $ in Thousands	USD ($)	Capital stock USD ($)	Capital stock Common shares shares	Contributed surplus USD ($)	Retained earnings USD ($)	Accumulated other comprehensive income (loss) USD ($)	Shareholders’ equity USD ($)	Non-controlling interests USD ($)
Balance, beginning of period (in shares) at Dec. 31, 2022 | shares			69,239,136
Balance, beginning of period at Dec. 31, 2022	$ 2,429,457	$ 401,295		$ 1,904	$ 1,466,872	$ 241,942	$ 2,112,013	$ 317,444
Net income	284,122				174,140		174,140	109,982
Other comprehensive income (loss)	(243,542)				(1,976)	(241,566)	(243,542)
Compensation expense recorded for stock options	124			124			124
Issue of shares on exercise of stock options (in shares) | shares			43,067
Issue of shares on exercise of stock options	1,437	1,437					1,437
Reclassification of grant date fair value on exercise of stock options	0	190		(190)
Payments for repurchase of shares (in shares) | shares			(1,894,711)
Payments for repurchase of shares	(86,392)	(10,998)			(75,394)		(86,392)
Dividend payments to Methanex Corporation shareholders	(49,378)				(49,378)		(49,378)
Distributions made and accrued to non-controlling interests	(185,336)							(185,336)
Realized hedge losses recognized in cash flow hedges	22,525					22,525	22,525
Balance, end of period (in shares) at Dec. 31, 2023 | shares			67,387,492
Balance, end of period at Dec. 31, 2023	2,173,017	391,924		1,838	1,514,264	22,901	1,930,927	242,090
Net income	250,245				163,986		163,986	86,259
Other comprehensive income (loss)	(27,856)				1,003	(28,859)	(27,856)
Compensation expense recorded for stock options	162			162			162
Issue of shares on exercise of stock options (in shares) | shares			7,720
Issue of shares on exercise of stock options	227	227					227
Reclassification of grant date fair value on exercise of stock options	0	50		(50)
Dividend payments to Methanex Corporation shareholders	(49,867)				(49,867)		(49,867)
Distributions made and accrued to non-controlling interests	(40,642)							(40,642)
Realized hedge losses recognized in cash flow hedges	75,980					75,980	75,980
Balance, end of period (in shares) at Dec. 31, 2024 | shares			67,395,212
Balance, end of period at Dec. 31, 2024	$ 2,381,266	$ 392,201		$ 1,950	$ 1,629,386	$ 70,022	$ 2,093,559	$ 287,707